Note 28 Retained Earnings And Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Disclosure of Retained earnings and other reserves [Line Items]
Statutory reserve	€ 572	€ 591	€ 653
Restricted reserves	561	482	761
Voluntary reserves	5,478	3,906	3,994
Total reserves holding company	6,612	4,979	5,409
Consolidation reserves attributed to the bank and subsidiary consolidated companies	31,639	30,077	24,575
Total retained earnings revaluation reserves and other reserves	€ 38,251	€ 35,056	€ 29,984

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).